Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
May 31, 2026
ZCI-NPRT3-0726
1.9887607.108
Asset-Backed Securities - 14.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.6%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	700,768	701,451
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	1,995,000	1,995,429
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,365,316	1,365,295
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	485,369	485,720
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	2,010,000	2,008,805
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	1,550,000	1,545,248
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	767,087	768,140
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	98,209	98,279
BofA Auto Trust Series 2026-1A Class A2A, 4.1% 11/15/2028 (b)	1,500,000	1,499,268
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,703,924	1,702,268
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	42,078	42,091
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	239,633	239,880
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	363,778	364,398
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	959,332	960,555
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	1,367,749	1,366,670
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	1,470,000	1,469,799
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	620,000	618,841
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	788,470	790,834
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	4,915	4,916
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	443,153	443,588
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	1,400,000	1,403,465
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	1,587,753	1,587,370
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	2,095,000	2,092,820
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	1,100,000	1,100,655
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,865,524	1,876,905
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	86,775	86,939
Dell Equipment Finance Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	1,222,000	1,227,432
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	133,576	133,765
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	155,973	155,952
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	207,911	208,340
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	2,168,689	2,174,305
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	49,515	49,600
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,887,815	1,896,054
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	410,000	409,606
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	70,297	70,325
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	610,147	611,434
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,219,688	1,222,436
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,515,511	1,519,127
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (b)	2,230,000	2,230,484
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	2,324,524	2,345,199
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	57,738	57,759
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	373,918	374,150
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	1,306,374	1,306,377
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	10,371	10,383
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	644,543	645,595
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	283,788	283,959
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	127,768	127,855
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	601,622	602,363
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,330,000	2,352,884
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	489,977	490,712
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	439,621	439,970
GM Financial Automobile Leasing Trust Series 2026-1 Class A2, 3.77% 4/20/2028	2,000,000	1,994,577
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	494,303	494,786
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	1,164,208	1,164,766
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	550,000	550,347
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (b)(c)(d)	2,200,000	2,200,660
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,340,000	2,359,072
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,202,991
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A2, U.S. 30-Day Avg. SOFR Index + 0.45%, 4.0929% 11/15/2028 (b)(c)(d)	1,600,000	1,599,997
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	975,000	976,704
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	699,039	699,970
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	281,851	282,171
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	704,195	704,950
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	340,549	341,340
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	354,648	354,952
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	815,739	817,221
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	661,048	661,945
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	86,309	86,343
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	548,822	549,579
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0729% 8/16/2027 (c)(d)	22,754	22,757
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	786,578	788,308
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	587,438	588,754
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	1,565,000	1,566,759
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	489,174	490,375
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	20,649	20,663
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	112,274	112,341
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,389,436	1,395,772
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	760,737	762,437
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	36,456	36,478
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	337,550	338,378
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	400,000	399,989
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	148,920	148,987
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	1,355,000	1,354,074
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	187,835	188,150
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	390,715	391,214
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	512,402	513,868
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (b)	268,676	269,390
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	1,027,286	1,026,946
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	124,314	124,390
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,475,556	1,486,187
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	413,373	413,960
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	1,117,472	1,117,727
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	2,100,000	2,095,030
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,476,745	1,478,143
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	876,622	877,997
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	1,789,000	1,787,889
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	1,453,000	1,452,441
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	1,049,374	1,049,069
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	110,174	110,293
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	706,392	707,348
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	2,100,000	2,096,416
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	1,301,912	1,302,541
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	110,454	110,532
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	2,050,000	2,044,457
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	560,323	560,686
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	1,407,549	1,407,833
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1929% 3/20/2030 (c)(d)	1,675,000	1,677,257
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	1,312,273	1,310,989
Volkswagen Auto Lease Trust Series 2026-A Class A2A, 4.06% 8/21/2028	1,800,000	1,799,449
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	223,501	223,718
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	59,194	59,211
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	2,194,739	2,198,196
Wheels Fleet Lease Funding LLC Series 2026-1A Class A2A, 4.3% 4/18/2039 (b)	1,255,000	1,254,650
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	1,340,043	1,341,365
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	1,175,538	1,175,984
World Omni Auto Receivables Trust Series 2024-A Class A3, 4.86% 3/15/2029	985,188	989,360
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	199,945	200,069
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	1,362,879	1,366,635
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,894,413	1,894,922
TOTAL UNITED STATES		110,738,450
TOTAL ASSET-BACKED SECURITIES (Cost $110,796,640)		110,738,450

Bank Notes - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.7%
Banks - 0.7%
Fifth Third Bank OH 2.25% 2/1/2027	2,111,000	2,084,304
Morgan Stanley Bank NA 5.504% 5/26/2028 (c)	1,500,000	1,516,378
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (c)	1,860,000	1,860,633

TOTAL UNITED STATES		5,461,315
TOTAL BANK NOTES (Cost $5,460,279)		5,461,315

Non-Convertible Corporate Bonds - 41.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.0372% 11/27/2026 (b)(c)(d)	2,000,000	2,001,361
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3756% 10/1/2026 (b)(c)(d)	1,575,000	1,576,830
TOTAL AUSTRALIA		3,578,191
CANADA - 4.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	700,000	697,069
Enbridge Inc 4.25% 12/1/2026	900,000	899,953
TOTAL ENERGY		1,597,022
Financials - 4.1%
Banks - 4.1%
Bank of Montreal 4.1% 12/15/2027 (c)	2,600,000	2,596,932
Bank of Montreal 4.567% 9/10/2027 (c)	2,726,000	2,727,026
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3797% 9/22/2028 (c)(d)	2,400,000	2,403,379
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5172% 9/10/2027 (c)(d)	1,380,000	1,381,858
Bank of Nova Scotia/The 2.7% 8/3/2026	1,600,000	1,596,281
Bank of Nova Scotia/The 4.578% 6/5/2029 (c)	1,900,000	1,900,351
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	1,780,000	1,783,524
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	2,400,000	2,406,579
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2334% 1/27/2027 (b)(c)(d)	1,500,000	1,503,240
National Bank of Canada 4.95% 2/1/2028 (c)	1,466,000	1,471,503
National Bank of Canada 5.6% 7/2/2027 (c)	1,600,000	1,601,595
National Bank of Canada U.S. SOFR Index + 0.77%, 4.3827% 1/20/2029 (c)(d)	1,700,000	1,700,490
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,700,000	1,701,923
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3327% 10/18/2027 (c)(d)	1,400,000	1,399,876
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.4482% 3/27/2028 (c)(d)	1,300,000	1,300,539
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (c)(d)	1,900,000	1,902,243
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.2536% 12/17/2026 (c)(d)	1,900,000	1,902,896
TOTAL FINANCIALS		31,280,235
TOTAL CANADA		32,877,257
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	2,150,000	2,149,035
Danske Bank A/S 4.662% 3/27/2029 (b)(c)	2,130,000	2,130,413

TOTAL DENMARK		4,279,448
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3336% 3/17/2028 (b)(c)(d)	1,520,000	1,526,630
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	550,000	543,511
Credit Agricole SA 5.589% 7/5/2026 (b)	1,500,000	1,502,148

TOTAL FRANCE		2,045,659
GERMANY - 1.7%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.3621% 8/13/2026 (b)(c)(d)	1,300,000	1,301,469
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.2366% 7/31/2026 (b)(c)(d)	900,000	900,576
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3472% 3/10/2028 (b)(c)(d)	2,140,000	2,141,106
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4056% 4/1/2027 (b)(c)(d)	1,600,000	1,604,635
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.6193% 8/14/2026 (b)(c)(d)	1,279,000	1,280,791
TOTAL CONSUMER DISCRETIONARY		7,228,577
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,600,000	1,584,072
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	2,300,000	2,273,819
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,100,000	2,106,220
TOTAL FINANCIALS		5,964,111
TOTAL GERMANY		13,192,688
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,300,000	1,290,032
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	993,016
TOTAL IRELAND		2,283,048
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
ENEL Finance International NV 1.625% 7/12/2026 (b)(e)	1,300,000	1,295,679
JAPAN - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,401
NTT Finance Corp 5.104% 7/2/2027 (b)	1,064,000	1,071,976
TOTAL COMMUNICATION SERVICES		1,272,377
Financials - 0.3%
Banks - 0.3%
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,000,000	992,615
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,397,770
TOTAL FINANCIALS		2,390,385
TOTAL JAPAN		3,662,762
NETHERLANDS - 2.3%
Financials - 1.9%
Banks - 1.9%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	2,300,000	2,311,942
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4119% 9/18/2027 (b)(c)(d)	1,100,000	1,104,451
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	2,180,000	2,165,553
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	2,000,000	2,003,518
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,101,043
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0281% 1/14/2028 (c)(d)	2,700,000	2,700,429
ING Groep NV 4.017% 3/28/2028 (c)	1,000,000	996,863
ING Groep NV 6.083% 9/11/2027 (c)	2,260,000	2,269,456
TOTAL FINANCIALS		14,653,255
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	1,980,000	1,960,230
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	1,080,000	1,080,981
TOTAL INFORMATION TECHNOLOGY		3,041,211
TOTAL NETHERLANDS		17,694,466
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	1,500,000	1,508,326
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	1,349,000	1,346,523
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,600,000	1,590,578
UBS Group AG 4.703% 8/5/2027 (b)(c)	1,810,000	1,810,429
UBS Group AG 4.751% 5/12/2028 (b)(c)	700,000	702,283
UBS Group AG 6.327% 12/22/2027 (b)(c)	1,330,000	1,343,712

TOTAL SWITZERLAND		6,793,525
UNITED KINGDOM - 3.9%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	800,000	792,653
Financials - 3.3%
Banks - 3.0%
Barclays PLC 4.337% 1/10/2028	1,500,000	1,497,186
HSBC Holdings PLC 2.013% 9/22/2028 (c)	700,000	677,631
HSBC Holdings PLC 2.251% 11/22/2027 (c)	2,000,000	1,979,250
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,500,000	1,504,230
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 4.6817% 3/3/2029 (c)(d)	1,300,000	1,306,750
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	2,500,000	2,515,487
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.1495% 8/7/2027 (c)(d)	500,000	501,082
NatWest Group PLC 1.642% 6/14/2027 (c)	2,200,000	2,197,536
NatWest Group PLC 3.073% 5/22/2028 (c)	2,750,000	2,714,533
NatWest Group PLC 5.583% 3/1/2028 (c)	1,810,000	1,825,136
Standard Chartered Bank/New York 4.718% 5/28/2029 (c)	1,500,000	1,501,704
Standard Chartered PLC 5.688% 5/14/2028 (b)(c)	2,400,000	2,426,068
Standard Chartered PLC 6.75% 2/8/2028 (b)(c)	1,481,000	1,502,996
		22,149,589
Financial Services - 0.3%
Nationwide Building Society 2.972% 2/16/2028 (b)(c)	1,000,000	989,305
Nationwide Building Society 4.302% 3/8/2029 (b)(c)	1,500,000	1,491,501
		2,480,806
TOTAL FINANCIALS		24,630,395
Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1351% 3/12/2027 (c)(d)	1,707,000	1,710,074
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	1,582,000	1,634,563
BAE Systems PLC 5% 3/26/2027 (b)	700,000	704,503
TOTAL INDUSTRIALS		2,339,066
TOTAL UNITED KINGDOM		29,472,188
UNITED STATES - 25.6%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	2,100,000	2,091,739
Consumer Discretionary - 1.6%
Automobiles - 1.1%
American Honda Finance Corp 4.55% 4/10/2028	369,000	368,934
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.2026% 11/19/2027 (c)(d)	2,500,000	2,498,307
Hyundai Capital America 2.375% 10/15/2027 (b)	1,500,000	1,457,818
Hyundai Capital America 4.6% 4/6/2028 (b)	1,780,000	1,778,880
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	737,652
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7497% 6/23/2027 (b)(c)(d)	1,380,000	1,386,074
		8,227,665
Broadline Retail - 0.2%
Amazon.com Inc 4.0744% 3/13/2028 (c)	2,100,000	2,102,664
Specialty Retail - 0.3%
O'Reilly Automotive Inc 5.75% 11/20/2026	2,131,000	2,143,464
TOTAL CONSUMER DISCRETIONARY		12,473,793
Consumer Staples - 0.5%
Beverages - 0.2%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.1362% 11/15/2026 (c)(d)	1,760,000	1,760,364
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.45% 3/1/2027 (b)	643,000	644,817
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	1,433,000	1,436,497
		2,081,314
TOTAL CONSUMER STAPLES		3,841,678
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 3.9279% 2/26/2027 (c)(d)	1,435,000	1,436,354
Diamondback Energy Inc 5.2% 4/18/2027	1,400,000	1,411,189
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	1,800,000	1,801,243
TOTAL ENERGY		4,648,786
Financials - 17.7%
Banks - 10.1%
Bank of America Corp 1.734% 7/22/2027 (c)	2,300,000	2,291,438
Bank of America Corp 3.705% 4/24/2028 (c)	1,550,000	1,540,938
Bank of America Corp 3.824% 1/20/2028 (c)	2,250,000	2,242,783
Bank of America Corp 4.376% 4/27/2028 (c)	1,750,000	1,749,422
Bank of America Corp 4.948% 7/22/2028 (c)	1,500,000	1,509,519
Bank of America Corp 5.933% 9/15/2027 (c)	1,310,000	1,316,409
Bank of America Corp U.S. SOFR Index + 0.83%, 4.4349% 1/24/2029 (c)(d)	1,900,000	1,905,376
Citibank NA U.S. SOFR Index + 0.708%, 4.2892% 8/6/2026 (c)(d)	1,300,000	1,300,563
Citibank NA U.S. SOFR Index + 0.712%, 4.2646% 11/19/2027 (c)(d)	1,400,000	1,401,688
Citibank NA U.S. SOFR Index + 0.781%, 4.401% 5/29/2027 (c)(d)	1,000,000	1,003,130
Citigroup Inc 1.462% 6/9/2027 (c)	1,950,000	1,948,775
Citigroup Inc 3.07% 2/24/2028 (c)	1,500,000	1,485,994
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7227% 5/7/2028 (c)(d)	1,300,000	1,305,640
Fifth Third Bancorp 1.707% 11/1/2027 (c)	2,000,000	1,977,292
Fifth Third Bank OH 4.967% 1/28/2028 (c)	1,500,000	1,504,404
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3375% 4/12/2028 (c)(d)	2,373,000	2,373,842
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,500,000	1,486,995
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	2,380,000	2,356,355
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	2,800,000	2,778,967
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	1,700,000	1,693,697
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,800,000	1,819,422
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	1,200,000	1,208,555
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	700,000	700,445
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3026% 10/15/2027 (c)(d)	1,400,000	1,401,010
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 4.7582% 10/30/2026 (c)(d)	900,000	902,573
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	1,700,000	1,702,398
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	1,900,000	1,903,970
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,500,000	1,501,384
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,250,000	2,263,044
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	2,450,000	2,471,974
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2234% 1/26/2029 (c)(d)	1,693,000	1,693,576
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	817,000	819,474
Truist Bank U.S. SOFR Index + 0.66%, 4.2634% 1/27/2029 (c)(d)	1,600,000	1,598,881
Truist Bank U.S. SOFR Index + 0.77%, 4.3747% 7/24/2028 (c)(d)	1,700,000	1,701,354
Truist Financial Corp 6.047% 6/8/2027 (c)	2,000,000	2,000,750
US Bancorp 6.787% 10/26/2027 (c)	2,450,000	2,473,334
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	698,000	698,482
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.4662% 5/15/2028 (c)(d)	2,100,000	2,107,077
Wells Fargo & Co 2.393% 6/2/2028 (c)	1,000,000	980,669
Wells Fargo & Co 3.196% 6/17/2027 (c)	2,200,000	2,198,802
Wells Fargo & Co 3.526% 3/24/2028 (c)	2,380,000	2,363,539
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,800,000	1,786,113
Wells Fargo & Co 4.9% 1/24/2028 (c)	2,800,000	2,809,542
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	707,978
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.3847% 1/24/2028 (c)(d)	1,500,000	1,502,196
		76,489,769
Capital Markets - 4.8%
Athene Global Funding 1.608% 6/29/2026 (b)	2,250,000	2,245,130
Athene Global Funding 4.86% 8/27/2026 (b)	2,300,000	2,302,630
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.5189% 1/7/2027 (b)(c)(d)	2,000,000	2,001,673
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(d)	1,700,000	1,703,172
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	1,600,000	1,601,184
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4409% 7/21/2028 (c)(d)	2,048,000	2,053,051
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	1,887,000	1,884,394
Goldman Sachs Bank USA U.S. SOFR Averages Index + 0.72%, 4.3511% 6/3/2029 (c)(d)	2,300,000	2,303,215
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	1,200,000	1,190,854
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	2,700,000	2,675,012
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	1,800,000	1,800,006
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3209% 1/21/2029 (c)(d)	2,200,000	2,199,934
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (c)(d)	1,119,000	1,126,718
Morgan Stanley 1.512% 7/20/2027 (c)	1,750,000	1,743,107
S&P Global Inc 2.45% 3/1/2027	1,700,000	1,679,579
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,712,000	1,719,666
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4964% 9/2/2027 (b)(c)(d)	1,700,000	1,699,182
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.0781% 11/25/2026 (c)(d)	831,000	831,772
State Street Corp 2.203% 2/7/2028 (c)	2,150,000	2,121,710
State Street Corp 4.543% 4/24/2028 (c)	1,000,000	1,002,211
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	699,000	701,952
		36,586,152
Consumer Finance - 1.2%
American Express Co 4.009% 2/9/2029 (c)	2,000,000	1,986,085
American Express Co 5.098% 2/16/2028 (c)	1,400,000	1,407,886
American Express Co 5.389% 7/28/2027 (c)	1,500,000	1,502,771
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.06% 6/9/2027 (c)(d)	2,600,000	2,602,913
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.345% 8/7/2026 (c)(d)	1,309,000	1,310,374
		8,810,029
Insurance - 1.6%
Brown & Brown Inc 4.6% 12/23/2026	515,000	515,815
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,000,000	1,001,058
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,360,919
Corebridge Global Funding U.S. SOFR Index + 1.3%, 4.9288% 9/25/2026 (b)(c)(d)	1,870,000	1,875,105
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,400,000	1,382,731
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	947,000	950,418
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,167,978
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5279% 6/9/2027 (b)(c)(d)	1,500,000	1,502,595
Western-Southern Global Funding 4.38% 6/2/2027 (b)	2,200,000	2,198,329
		11,954,948
TOTAL FINANCIALS		133,840,898
Health Care - 1.9%
Biotechnology - 0.5%
AbbVie Inc 4.1209% 3/3/2028 (c)	2,100,000	2,104,310
Gilead Sciences Inc 4.25% 5/20/2028	1,750,000	1,749,596
		3,853,906
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	2,100,000	2,097,074
Health Care Providers & Services - 0.2%
Cigna Group/The 3.4% 3/1/2027	1,725,000	1,712,813
Pharmaceuticals - 0.9%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9024% 5/20/2028 (c)(d)	2,200,000	2,200,947
Haleon US Capital LLC 3.375% 3/24/2027	2,200,000	2,185,558
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.0942% 9/15/2027 (c)(d)	1,729,000	1,731,583
Pfizer Inc U.S. SOFR Index + 0.5%, 4.0562% 11/15/2027 (c)(d)	525,000	526,364
		6,644,452
TOTAL HEALTH CARE		14,308,245
Industrials - 0.7%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc 3.85% 12/15/2026	1,253,000	1,250,465
Machinery - 0.5%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	2,700,000	2,700,707
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3069% 10/16/2026 (c)(d)	1,300,000	1,302,116
		4,002,823
TOTAL INDUSTRIALS		5,253,288
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.0862% 11/15/2027 (c)(d)	2,236,000	2,238,079
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,640,000	1,641,908
		3,879,987
Software - 0.4%
Oracle Corp 2.65% 7/15/2026	1,650,000	1,646,865
VMware LLC 1.4% 8/15/2026	1,700,000	1,690,282
		3,337,147
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	654,652
TOTAL INFORMATION TECHNOLOGY		7,871,786
Real Estate - 0.7%
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.75% 7/1/2027	1,900,000	1,885,701
Specialized REITs - 0.5%
American Tower Corp 1.45% 9/15/2026	1,500,000	1,488,646
American Tower Corp 2.75% 1/15/2027	2,000,000	1,981,662
		3,470,308
TOTAL REAL ESTATE		5,356,009
Utilities - 0.6%
Electric Utilities - 0.6%
DTE Electric Co 4.25% 5/14/2027	281,000	281,548
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 3.9797% 11/22/2027 (c)(d)	2,200,000	2,205,027
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	776,000	779,368
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	927,000	929,721
TOTAL UTILITIES		4,195,664
TOTAL UNITED STATES		193,881,886
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $313,721,500)		314,091,753

Repurchase Agreements - 0.9%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $7,000,000)	7,166,144	7,000,000

Certificates of Deposit - 9.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 3.95% 7/22/2026 (c)(d)	3.95	2,500,000	2,500,802
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 3.95% 8/13/2026 (c)(d)	3.95	2,500,000	2,501,060
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.37%, 3.99% 1/19/2027 (c)(d)	3.99	3,000,000	2,999,964
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 3.99% 10/23/2026 (c)(d)	3.99	3,000,000	3,000,469
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 3.96% 10/16/2026 (c)(d)	3.96	3,000,000	2,999,996
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 3.97% 2/9/2027 (c)(d)	3.97	3,000,000	3,002,277
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 3.92% 10/13/2026 (c)(d)	3.92	3,000,000	3,001,254
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 3.93% 11/10/2026 (c)(d)	3.93	3,000,000	3,001,076
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 3.96% 8/21/2026 (c)(d)	3.96	2,500,000	2,499,990
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 3.96% 9/8/2026 (c)(d)	3.96	3,000,000	2,999,986
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 3.97% 1/15/2027 (c)(d)	3.97	3,000,000	2,999,963
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 3.97% 9/10/2026 (c)(d)	3.97	3,000,000	2,999,983
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 3.97% 9/2/2026 (c)(d)	3.97	3,000,000	2,999,993
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 3.98% 7/23/2026 (c)(d)	3.98	2,500,000	2,499,971
Nordea Bank Abp/New York NY yankee U.S. SOFR Index + 0.35%, 3.97% 1/4/2027 (c)(d)	3.97	3,000,000	3,001,623
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 3.93% 10/2/2026 (c)(d)	3.93	3,000,000	3,001,340
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 3.97% 7/24/2026 (c)(d)	3.97	2,500,000	2,499,998
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 3.97% 8/31/2026 (c)(d)	3.97	3,000,000	2,999,999
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 3.99% 10/30/2026 (c)(d)	3.99	3,000,000	2,999,999
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 3.92% 10/7/2026 (c)(d)	3.92	3,000,000	3,001,301
Toronto-Dominion Bank/NY Yankee 4% 3/12/2027	4.00	3,000,000	2,998,489
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 3.94% 10/1/2026 (c)(d)	3.94	3,000,000	3,001,222
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.0393% 10/2/2026 (c)(d)	4.04	1,500,000	1,500,771
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 3.92% 10/19/2026 (c)(d)	3.92	3,000,000	3,001,039
TOTAL CERTIFICATES OF DEPOSIT (Cost $68,000,000)			68,012,565

Commercial Paper - 2.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.15% 7/7/2026 (c)(d)	4.15	2,500,000	2,499,966
National Australia Bank Ltd U.S. SOFR Index + 0.27%, 3.89% 8/13/2026 (c)(d)	3.89	3,000,000	3,000,962
National Bank of Canada U.S. SOFR Index + 0.33%, 3.95% 8/14/2026 (c)(d)	3.95	2,500,000	2,499,997
Nordea Bank Abp U.S. SOFR Index + 0.25%, 3.87% 7/14/2026 (c)(d)	3.87	3,000,000	3,000,571
Nordea Bank Abp U.S. SOFR Index + 0.26%, 3.88% 8/4/2026 (c)(d)	3.88	3,000,000	3,000,845
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 3.92% 10/19/2026 (c)(d)	3.92	3,000,000	3,001,041
TOTAL COMMERCIAL PAPER (Cost $16,999,829)			17,003,382

U.S. Treasury Obligations - 18.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/18/2026	3.55	15,000,000	14,974,269
US Treasury Bills 0% 7/2/2026	3.53	23,000,000	22,928,403
US Treasury Bills 0% 8/25/2026	3.63	30,000,000	29,746,762
US Treasury Notes 3.375% 12/31/2027	3.94 to 3.95	12,657,000	12,538,341
US Treasury Notes 3.5% 9/30/2026	3.66 to 4.36	31,300,000	31,271,634
US Treasury Notes 3.5% 9/30/2027	4.00	11,470,000	11,403,689
US Treasury Notes 3.625% 8/31/2027	3.55 to 3.57	18,000,000	17,929,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $140,853,472)			140,792,786

Money Market Funds - 12.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $92,694,848)	3.67	92,676,312	92,694,848

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $755,526,568)	755,795,099
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,440,870
NET ASSETS - 100.0%	758,235,969

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Mizuho Securities U.S.A., Inc.	4.30(h)	5/2026	11/2026	3,500,000	3,576,923	Corporate Debt Securities	8.25	5/2029	3,785,701
Wells Fargo Securities, LLC	4.37(h)	5/2026	12/2026	3,500,000	3,589,221	Equities	N/A	N/A	3,786,853
Total Repurchase Agreements				7,000,000	7,166,144				7,572,554

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,199,285 or 18.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,203,374	325,606,583	323,115,569	2,067,412	460	-	92,694,848	92,676,312	0.1%
Total	90,203,374	325,606,583	323,115,569	2,067,412	460	-	92,694,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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